Other Reserves	12 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
Other Reserves	Other reserves

	SA Rand
Figures in million	2026	2025
Foreign exchange translation reserve (a)	73	2 458
Hedge reserve (b)	(1 457)	(5 727)
Time value reserve (b)	90	(367)
Share-based payments (c)	5 073	4 319
Equity instruments designated at fair value through other comprehensive income (d)	340	267
Acquisition of non-controlling interest in subsidiary (e)	(381)	(381)
Equity component of convertible bond (f)	277	277
Repurchase of equity interest (g)	(98)	(98)
Other	(33)	(31)
Total other reserves	3 884	717
(a)The foreign exchange translation reserve movement represents the cumulative translation effect of the group's off-shore operations. Refer to note 37 for details on the exchange rate movements year on year.
23Other reserves continued
(b)Harmony has entered into gold hedging contracts. Cash flow hedge accounting is applied to these contracts, resulting in the effective portion of the unrealised gains and losses being recorded in other comprehensive income (other reserves).
Changes in time value relating to gold collars has been included in the time value reserve and presented separately from the changes in intrinsic value of all Harmony’s gold hedging contracts. Refer to note 17 for further information.
The R4.7 billion increase in the total reserve is mainly attributable to the decrease in the market spot price. Although the spot price remained higher than the average locked-in gold forward prices and the average cap rate for the gold collars, the decrease in the spot price toward the latter part of FY26 had a positive impact on the valuation of the outstanding contracts.
Further, realised losses recognised in revenue increased as contracts matured during the period. Refer to 37 for further details on the
commodity hedging contracts.
The reconciliation of the hedge and time value reserves are as follows:

	SA Rand
Figures in million	Hedge reserve	Time value reserve	Total
At 30 June 2026
Balance at beginning of year	(5 727)	(367)	(6 094)
Remeasurement of gold hedging contracts	4 270	457	4 727
Unrealised gain/(loss) on gold hedging contracts	(4 673)	536	(4 137)
Released to revenue	9 649	—	9 649
Foreign exchange translation	70	9	79
Deferred taxation thereon	(776)	(88)	(864)

Balance at end of year	(1 457)	90	(1 367)
Attributable to:
Rand gold hedging contracts	(693)	44	(649)
US$ gold hedging contracts	(764)	46	(718)
At 30 June 2025
Balance at beginning of year	(1 389)	137	(1 252)
Remeasurement of gold hedging contracts	(4 338)	(504)	(4 842)
Unrealised loss on gold hedging contracts	(9 751)	(599)	(10 350)
Released to revenue	4 594	—	4 594
Foreign exchange translation	(22)	—	(22)
Deferred taxation thereon	841	95	936

Balance at end of year	(5 727)	(367)	(6 094)
Attributable to:
Rand gold hedging contracts	(4 532)	(341)	(4 873)
US$ gold hedging contracts	(1 195)	(26)	(1 221)
(c)The reconciliation of the movement in the share-based payments is as follows:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	4 319	3 607
Share-based payments expensed (i)	754	712
Balance at end of year	5 073	4 319
(i)The group issues equity-settled instruments to certain qualifying employees under an employee share option scheme and employee share ownership plan (ESOP) to award shares from the company’s authorised but unissued ordinary shares. Equity share-based payments are measured at the fair value of the equity instruments at the grant date and are expensed over the vesting period, based on the group’s estimate of the shares that are expected to vest. The increase primarily relates to the costing under the new equity-settled plan known as the Katleho ya Moruo ESOP, effective 4 April
2024. Refer to note 34 for further details.
(d)Includes R181 million (2025: R139 million) related to the cumulative fair value movement of Harmony's interest in Rand
Mutual Assurance. Refer to note 16. The remainder relates to investments held by the environmental trusts.
(e)On 15 March 2004, Harmony announced that it had made an off-market cash offer to acquire all the ordinary shares, listed and unlisted options of Abelle Limited, held by non-controlling interests. The excess of the purchase price of R579 million over the carrying amount of non-controlling interest acquired, amounting to R381 million, has been accounted for under other reserves.
23Other reserves continued
(f)On 24 May 2004, the group issued a convertible bond. The amount representing the value of the equity conversion component is included in other reserves, net of deferred income taxes. The equity conversion component is determined on the issue of the bonds and was not changed in subsequent periods. The convertible bonds were repaid in 2009.
(g)On 19 March 2010, Harmony Gold Mining Company Limited concluded an agreement with African Vanguard Resources
(Proprietary) Limited (AVRD), for the purchase of its 26% share of the mining titles of the Doornkop South Reef. The original sale of the 26% share in the mining titles was accounted for as an in-substance call option by AVRD over the 26% mineral right. The agreement to purchase AVRD's 26% interest during the 2010 financial year was therefore considered to be a repurchase of the option (equity interest). The 26% interest was transferred from AVRD to Harmony in exchange for Harmony repaying the AVRD Nedbank loan and the issue of 2 162 359 Harmony shares. The difference between the value of the shares issued of R152 million, the liability to the AVRD and transaction costs, have been taken directly to equity.